Federal Home Loan Bank Advances and Other Borrowings (Detail Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Number of federal Home loan bank shares owned	48,342	44,422
Par value of Home loan bank shares owned	$ 100
Secured line of credit
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Pre-approved secured line of credit	$ 450
Unsecured line of credit | Northeast Bank
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Pre-approved secured line of credit	$ 2,000